CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
CONVERTIBLE NOTES PAYABLE
6. CONVERTIBLE NOTES PAYABLE

Current Convertible Notes Payable

Current convertible notes payable consist of the following:

	September 30, 2020			June 30, 2020
		Debt			Debt
	Principal	Discount	Net	Principal	Discount	Net

BHP Capital NY, Inc. #4	$-	$-	$-	$66,000	$13,193	$52,807

Armada Investment Fund, LLC #5	-	-	-	20,000	2,739	17,261

Armada Investment Fund, LLC #6	-	-	-	22,000	4,167	17,833

BHP Capital NY, Inc. #5	83,333	7,540	75,793	83,333	21,141	62,192

BHP Capital NY, Inc. #6	60,500	12,041	48,459	60,500	19,188	41,312

Armada Investment Fund, LLC #7	32,000	2,904	29,096	88,000	28,021	59,979

JSJ Investments Inc. #1	77,000	34,105	42,895	-	-	-

Total	$252,833	$56,590	$196,243	$339,833	$88,449	$251,384

In consideration for an agreement to limit conversions of a prior convertible note, the Company issued to Armada Investment Fund, LLC (“Armada”) a fifth convertible promissory note in the principal amount of $20,000.  The note matures on November 1, 2020 and bears interest at 8%.  A debt discount of $8,082 was recorded, consisting of a derivative liability.  Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.  The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.  During the three months ended September 30, 2020, Armada converted the entire principal of $20,000, accrued interest payable of $1,184 and conversion fees of $500 into common shares of the Company, extinguishing the debt in full.  As of September 30, 2020, the debt discount had been amortized in full to interest expense.

On November 21, 2019, the Company entered into a sixth convertible promissory note with Armada in the principal amount of $22,000, with an original issue discount of $2,000. The note matures on November 21, 2020 and bears interest at 8%.  A debt discount of $10,590 was recorded, including a derivative liability of $8,090. Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.  The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.  During the three months ended September 30, 2020, Armada converted the entire principal of $22,000, accrued interest payable of $1,109 and conversion fees of $500 into common shares of the Company, extinguishing the debt in full.  As of September 30, 2020, the debt discount had been amortized in full to interest expense.

On December 2, 2019, the Company entered into a fourth convertible promissory note with BHP Capital NY, Inc. (“BHP”) in the principal amount of $66,000, with an original issue discount of $6,000. The note matures on December 2, 2020 and bears interest at 8%.  A debt discount of $31,153 was recorded, including a derivative liability of $24,153. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.  The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.  During the three months ended September 30, 2020, BHP converted the entire principal of $66,000, accrued interest payable of $3,467 and conversion fees of $1,000 into common shares of the Company, extinguishing the debt in full.  As of September 30, 2020, the debt discount had been amortized in full to interest expense.

On February 20, 2020, the Company entered into a fifth convertible promissory note with BHP in the principal amount of $83,333, with an original issue discount of $8,333. The note matures on November 20, 2020, and bears interest at 8%.  A debt discount of $40,507 was recorded, including a derivative liability of $30,674. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.  The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.  As of September 30, 2020, $32,967 of the debt discount had been amortized to interest expense and there was accrued interest payable of $4,073. The Company recorded a derivative liability of $36,140 as of September 30, 2020.

On March 4, 2020, the Company entered into a sixth convertible promissory note with BHP in the principal amount of $60,500, with an original issue discount of $5,500. The note matures on March 4, 2021, and bears interest at 8%.  A debt discount of $28,354 was recorded, including a derivative liability of $22,854. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.  The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.  As of September 30, 2020, $16,313 of the debt discount had been amortized to interest expense and there was accrued interest payable of $2,785. The Company recorded a derivative liability of $23,595 as of September 30, 2020.

On March 4, 2020, the Company entered into a seventh convertible promissory note with Armada in the principal amount of $88,000, with an original issue discount of $8,000. The note matures on March 4, 2021, and bears interest at 8%.  A debt discount of $41,408 was recorded, including a derivative liability of $33,408. Armada has the right beginning on the date that is 181 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.  The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.  During the three months ended September 30, 2020, Armada converted the principal of $56,000, accrued interest payable of $3,107 and conversion fees of $1,000 into common shares of the Company, resulting in a principal balance of $32,000 and accrued interest payable of $175 as of September 30, 2020.   As of September 30, 2020, $38,504 of the debt discount had been amortized to interest expense.  The Company recorded a derivative liability of $13,213 as of September 30, 2020.

On July 6, 2020, the Company entered into a convertible promissory note with JSJ Investments Inc. (“JSJ”) in the principal amount of $77,000. The note matures on July 6, 2021, and bears interest at 8%.  A debt discount $44,617 was recorded, including a derivative liability of $42,617. JSJ has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.  The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.  As of September 30, 2020, $10,512 of the debt discount had been amortized to interest expense.  The Company recorded a derivative liability of $33,581 as of September 30, 2020.

Long-Term Convertible Note Payable

On August 4, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities, LLC (“Eagle”), providing for the issuance and sale by the Company and the purchase by Eagle of a 6% convertible note of the Company (the “Note”) in the aggregate principal amount of $1,086,957.  The Note provides for an 8% original issue discount (“OID”) such that the aggregate purchase price for Note will be $1,000,000.  The Note will be purchased by Eagle in various tranches on defined closing dates.

The first closing date under the Note was held on August 4, 2020, when the Company sold, and the Buyer purchased the first tranche under the Note for a $271,739 portion of the aggregate $1,086,957, resulting in proceeds to the Company of $250,000 and reflecting the OID of 8%. A subsequent closing of a second tranche of $271,739 portion of the Note shall occur on the filing of the Company’s resale registration statement under the Securities Act of 1933, as amended, covering the entire principal amount of the Note. Eagle has retained the right to purchase the unfunded balance of the Note through February 4, 2022, provided that each purchase must be in an amount of not less than $108,696 ($100,000 after the OID).

The Note matures on February 4, 2022, and bears interest at 6%.A debt discount $139,943 was recorded for the first tranche, including a derivative liability of $112,204. Eagle has at any time to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the lowest closing bid price of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.As of September 30, 2020, $14,530 of the debt discount had been amortized to interest expense. The Company recorded a derivative liability of $102,003 as of September 30, 2020.

Convertible notes payable, all classified as current, consist of the following:

	June 30, 2020			June 30, 2019
		Debt			Debt
	Principal	Discount	Net	Principal	Discount	Net

Geneva Roth Remark Holdings, Inc. #2	$-	$-	$-	$43,000	$11,582	$31,418

Geneva Roth Remark Holdings, Inc. #3	-	-	-	78,000	24,253	53,747

Geneva Roth Remark Holdings, Inc. #4	-	-	-	63,000	21,605	41,395

BHP Capital NY, Inc. #2	-	-	-	38,500	16,748	21,752

Armada Investment Fund, LLC #2	-	-	-	38,500	16,747	21,753

Jefferson Street Capital LLC	-	-	-	38,500	16,747	21,753

St. George Investments LLC	-	-	-	500,000	234,671	265,329

BHP Capital NY, Inc. #4	66,000	13,193	52,807	-	-	-

Armada Investment Fund, LLC #5	20,000	2,739	17,261	-	-	-

Armada Investment Fund, LLC #6	22,000	4,167	17,833	-	-	-

BHP Capital NY, Inc. #5	83,333	21,141	62,192	-	-	-

BHP Capital NY, Inc. #6	60,500	19,188	41,312	-	-	-

Armada Investment Fund, LLC #7	88,000	28,021	59,979	-	-	-

Total	$339,833	$88,449	$251,384	$799,500	$342,353	$457,147

On February 6, 2019, the Company entered into a second convertible promissory note with Geneva Roth Remark Holdings, Inc. (“Geneva” in the principal amount of $43,000. The note matures on February 6, 2020 and bears interest at 10%. A debt discount of $19,128 was recorded, including a derivative liability of $16,128. Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (closing bid prices) of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.In August 2019, Geneva converted the entire principal of $43,000 and accrued interest payable of $2,150 into common shares of the Company, extinguishing the debt in full. As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On March 21, 2019, the Company entered into a third convertible promissory note with Geneva in the principal amount of $78,000. The note matures on March 21, 2020 and bears interest at 10%. A debt discount of $33,496 was recorded, including a derivative liability of $30,496. Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (closing bid prices) of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.In September and October 2019, Geneva converted principal of $78,000 and accrued interest of $3,900 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On April 18, 2019, the Company entered into a fourth convertible promissory note with Geneva in the principal amount of $63,000. The note matures on April 18, 2020 and bears interest at 10%. A debt discount of $26,988 was recorded, including a derivative liability of $23,988. Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (closing bid prices) of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.Pursuant to an Assignment Agreement dated October 11, 2019, Geneva assigned $63,000 principal and $3,003 accrued interest to Armada Investment Fund, LLC (“Armada”).During November 2019 through January 2020, Armada converted principal of $63,000 and accrued interest of $4,030 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On May 15, 2019, the Company entered into a second convertible promissory note with Armada in the principal amount of $38,500, with an original issue discount of $2,500. The note bears interest at 8%.The maturity date of the note was extended to August 15, 2020.A debt discount of $20,098 was recorded, including a derivative liability of $15,598. Armada had the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.In June 2020, Armada converted principal of $38,500, accrued interest of $3,460 and conversion fees of $500 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On May 15, 2019, the Company entered into a second convertible promissory note with BHP Capital NY, Inc. (“BHP”) in the principal amount of $38,500, with an original issue discount of $2,500. The note matured on February 15, 2020 and bears interest at 8%.A debt discount of $20,097 was recorded, including a derivative liability of $15,597. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.In November and December 2019 and January 2020, BHP converted the principal of $38,500, accrued interest of $1,933 and conversion fees of $1,000 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On May 15, 2019, the Company entered into a convertible promissory note with Jefferson Street Capital LLC (“Jefferson”) in the principal amount of $38,500, with an original issue discount of $2,500. The note matures on February 15, 2020 and bears interest at 8%.A debt discount of $20,097 was recorded, including a derivative liability of $15,597. Jefferson has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.In November and December 2019 and January 2020, Jefferson converted the principal of $38,500, accrued interest of $1,540 and conversion fees of $2,000 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On June 26, 2019, the Company entered into an Exchange Agreement with St. George Investments LLC (“St. George”) pursuant to which a convertible promissory note payable to St. George in the principal amount of $500,000 was issued in consideration for the surrender by St. George of all outstanding warrants, which amount was recorded as a loss on settlement of warrants.The warrants were issued by the Company on January 19, 2018.The maturity date of the note was extended to June 26, 2020.The note bears interest at 5%.A debt discount and derivative liability of $239,773 was recorded at the inception of the note.St. George has the right beginning on the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 80% of the average of the three lowest closing prices of the Company’s common stock during the twenty trading days preceding the date of conversion.During the year ended June 30, 2020, St. George converted principal of $369,692 and accrued interest of $7,838 into common shares of the Company and repaid $130,308 principal and $1,160 accrued interest payable, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On July 3, 2019, the Company entered into a third convertible promissory note with Armada in the principal amount of $137,500, with an original issue discount of $12,500. The note matures on July 3, 2020 and bears interest at 8%.A debt discount of $73,573 was recorded, including a derivative liability of $59,573. Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.During the February through June 2020, Armada converted principal of $137,500, accrued interest of $9,271 and fees of $2,000 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On July 3, 2019, the Company entered into a third convertible promissory note with BHP in the principal amount of $137,500, with an original issue discount of $12,500. The note matures on July 3, 2020 and bears interest at 8%.A debt discount of $73,584 was recorded, including a derivative liability of $59,584. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.During February through June 2020, BHP converted principal of $137,500, accrued interest of $9,572 and conversion fees of $1,500 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

On October 11, 2019, Geneva assigned a convertible promissory note with a principal balance of $63,000 and accrued interest payable of $3,003 to Armada.Armada assumed the right beginning on the date that is 170 days following April 18, 2019, the date of the original note, to convert principal and accrued interest into shares of the Company’s common stock.The conversion price of the fourth Armada convertible note is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.The Company and Armada also entered into an agreement on November 1, 2019 whereby Armada agreed to limit its conversions of this note to no more than $20,000 note principal every thirty days.During November 2019 through January 2020, Armada converted the entire principal of $63,000 and accrued interest of $4,031 into common shares of the Company, extinguishing the debt in full.As of June 30, 2020, the debt discount had been amortized in full to interest expense.

In consideration for the November 1, 2019 agreement to limit conversions of the fourth Armada note, the Company issued to Armada a fifth convertible promissory note in the principal amount of $20,000.The note matures on November 1, 2020 and bears interest at 8%.A debt discount of $8,082 was recorded, consisting of a derivative liability. Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.As of June 30, 2020, $5,343 of the debt discount had been amortized to interest expense and there was accrued interest payable of $1,061. The Company recorded a derivative liability of $10,855 as of June 30, 2020.

On November 21, 2019, the Company entered into a sixth convertible promissory note with Armada in the principal amount of $22,000, with an original issue discount of $2,000. The note matures on November 21, 2020 and bears interest at 8%.A debt discount of $10,590 was recorded, including a derivative liability of $8,090. Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.As of June 30, 2020, $6,423 of the debt discount had been amortized to interest expense and there was accrued interest payable of $1,070. The Company recorded a derivative liability of $10,774 as of June 30, 2020.

On December 2, 2019, the Company entered into a fourth convertible promissory note with BHP in the principal amount of $66,000, with an original issue discount of $6,000. The note matures on December 2, 2020 and bears interest at 8%.A debt discount of $31,153 was recorded, including a derivative liability of $24,153. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.As of June 30, 2020, $17,960 of the debt discount had been amortized to interest expense and there was accrued interest payable of $3,052. The Company recorded a derivative liability of $32,129 as of June 30, 2020.

On February 20, 2020, the Company entered into a fifth convertible promissory note with BHP in the principal amount of $83,333, with an original issue discount of $8,333. The note matures on November 20, 2020, and bears interest at 8%.A debt discount of $40,507 was recorded, including a derivative liability of $30,674. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.As of June 30, 2020, $19,366 of the debt discount had been amortized to interest expense and there was accrued interest payable of $2,393. The Company recorded a derivative liability of $39,965 as of June 30, 2020.

On March 4, 2020, the Company entered into a sixth convertible promissory note with BHP in the principal amount of $60,500, with an original issue discount of $5,500. The note matures on March 4, 2021, and bears interest at 8%.A debt discount of $28,354 was recorded, including a derivative liability of $22,854. BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.As of June 30, 2020, $9,166 of the debt discount had been amortized to interest expense and there was accrued interest payable of $1,565. The Company recorded a derivative liability of $28,425 as of June 30, 2020.

On March 4, 2020, the Company entered into a seventh convertible promissory note with Armada in the principal amount of $88,000, with an original issue discount of $8,000. The note matures on March 4, 2021, and bears interest at 8%.A debt discount of $41,408 was recorded, including a derivative liability of $33,408. Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.As of June 30, 2020, $13,387 of the debt discount had been amortized and there was accrued interest payable of $2,276. The Company recorded a derivative liability of $41,517 as of June 30, 2020.